Related Party Transactions and Balances - Schedule of Accounts Receivable and Other Receivable Due From Related Parties (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accounts Receivable and Other Receivable Due From Related Parties [Line Items]
Total accounts receivable	$ 5,430	$ 19,772
Total other receivable	364	14,622
Flakeshield [Member]
Schedule of Accounts Receivable and Other Receivable Due From Related Parties [Line Items]
Total accounts receivable	5,282	18,695
Total other receivable	364	890
ECO [Member]
Schedule of Accounts Receivable and Other Receivable Due From Related Parties [Line Items]
Total other receivable	148
Kirby Singapore [Member]
Schedule of Accounts Receivable and Other Receivable Due From Related Parties [Line Items]
Total accounts receivable		1,077
SBCL [Member]
Schedule of Accounts Receivable and Other Receivable Due From Related Parties [Line Items]
Total other receivable		$ 13,732